Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of presentation

We have prepared the accompanying Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Our fiscal year ends on
December 31.

Consolidation, Policy [Policy Text Block]
Principles of consolidation

The accompanying Consolidated Financial Statements include the assets, liabilities and expenses of Panbela Therapeutics, Inc. and our wholly owned subsidiary. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of Consolidated Financial Statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. Cash is deposited in demand accounts at commercial banks. At times, such deposits may
be in excess of insured limits. As of
December 31, 2020,
$8.7
million of the Company's cash is in excess of insured limits. The Company has not
experienced any losses on its deposits of cash.

Beneficial Conversion Feature, Policy [Policy Text Block]
Beneficial conversion feature

For convertible debt where the rate of conversion is below fair market value for our common stock, the Company records a charge for the beneficial conversion feature (“BCF”) and related debt discount which is presented as a direct deduction from the carrying amount of the related debt. The discount is amortized to interest expense over the life of the debt.

Research and Development Expense, Policy [Policy Text Block]
Research and development costs

Research and development costs include expenses incurred in the conduct of our Phase
1
human clinical trials, for
third
-party service providers performing various testing and accumulating data related to our preclinical studies; sponsored research agreements; developing and scaling the manufacturing process necessary to produce sufficient amounts of the SBP-
101
compound for use in our pre-clinical studies and human clinical trials; consulting resources with specialized expertise related to execution of our development plan for our SBP-
101
product candidate; personnel costs, including salaries, benefits and share-based compensation; and costs to license and maintain our licensed intellectual property.

We charge research and development costs, including clinical trial costs, to expense when incurred. Our human clinical trials are performed at clinical trial sites and are administered jointly by us with assistance from contract research organizations (“CROs”). Costs of setting up clinical trial sites are accrued upon execution of the study agreement. Expenses related to the performance of clinical trials generally are accrued based on contracted amounts and the achievement of agreed upon milestones, such as patient enrollment, patient follow-up, etc. We monitor levels of performance under each significant contract, including the extent of patient enrollment and other activities through communications with the clinical trial sites and CROs, and adjust the estimates, if required, on a quarterly basis so that clinical expenses reflect the actual effort expended at each clinical trial site and by each CRO.

We expense costs associated with obtaining licenses for patented technologies when it is determined there is no
alternative future use of the intellectual property subject to the license.

Share-based Payment Arrangement [Policy Text Block]
Stock-based compensation

In accounting for stock-based incentive awards, we measure and recognize the cost of employee and non-employee services received in exchange for awards of equity instruments based on the grant date fair value of those awards. Compensation cost is recognized ratably using the straight-line attribution method over the vesting period, which is considered to be the requisite service period. We record forfeitures in the periods in which they occur. The compensation expense for performance-based stock option awards is recognized when “performance” has occurred or is probable of occurring.

The fair value of stock-based awards is estimated at the date of grant using the Black-Scholes option pricing model. The determination of the fair value of stock-based awards is affected by our stock price, as well as assumptions regarding a number of complex and subjective variables. Risk free interest rates are based upon U.S. Treasury rates appropriate for the expected term of each award. Expected volatility rates are based primarily on the volatility rates of a set of guideline companies, which consist of public and recently public biotechnology companies. The assumed dividend yield is zero, as we do not
expect to declare any dividends in the foreseeable future. The expected term of options granted is determined using the “simplified” method. Under this approach, the expected term is presumed to be the mid-point between the average vesting date and the end of the contractual term.

The fair value of restricted stock units is calculated as the fair value of the underlying common stock as of the date of grant.

Income Tax, Policy [Policy Text Block]
Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the Consolidated Financial Statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted rates, for each of the jurisdictions in which the Company operates, expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that is more likely than not
to be realized. The Company has provided a full valuation allowance against the gross deferred tax assets as of
December 31, 2020
and
2019.
The Company's policy is to classify interest and penalties related to income taxes as income tax expense in the Consolidated Statements of Operations and Comprehensive Loss.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional currency of Panbela Therapeutics Pty Ltd is the Australian Dollar (“AUD”). Accordingly, assets and liabilities, and equity transactions of Panbela Therapeutics Pty Ltd are translated into U.S. dollars at period-end exchange rates. Expenses are translated at the average exchange rate in effect for the period. The resulting translation gains and losses are recorded as a component of accumulated comprehensive gain (loss) in the Consolidated Statements of Operations and Comprehensive Loss. During the years ended
December 31, 2020
and
2019,
any reclassification adjustments from accumulated other comprehensive gain to operations were inconsequential.

Comprehensive Income, Policy [Policy Text Block]	Comprehensive loss Comprehensive loss consists of our net loss and the effects of foreign currency translation.
Earnings Per Share, Policy [Policy Text Block]
Net loss per share

We compute net loss per share by dividing our net loss (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Shares issued during the period and shares reacquired during the period, if any, are weighted for the portion of the period that they were outstanding. The computation of diluted earnings per share, or EPS, is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. Our diluted EPS is the same as basic EPS due to common equivalent shares being excluded from the calculation, as their effect is anti-dilutive.

The following outstanding potential common shares were
not
included in the diluted net loss per share calculations as their effects were not
dilutive:

	December 31,
	2020	2019
Employee and non-employee stock options	2,137,499	1,744,811
Restricted stock units	11,500	-
Common stock issuable under common stock purchase warrants	6,556,468	3,422,099
	8,705,467	5,166,910

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Adopted Accounting Pronouncements

In
August 2020,
the FASB issued ASU
No.
2020
-
06,
Debt—Debt with Conversion and Other Options (Subtopic
470
-
20
) and Derivatives and Hedging—Contracts in Entity's Own Equity (Subtopic
815
-
40
): Accounting for Convertible Instruments and Contracts in an Entity's Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. This ASU is effective for annual reporting periods beginning after
December 15, 2021,
including interim periods within those fiscal years. Early adoption is permitted, but no
earlier than fiscal years beginning after
December 15, 2020.
This update permits the use of either the modified retrospective or fully retrospective method of transition. The Company is currently evaluating the impact this ASU will have on its consolidated financial statements and related disclosures.